Equity - Schedule of changes in treasury shares (Details) - EUR (€) € in Millions	1 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2023	Oct. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Opening balance			€ (1,205)	€ (1,612)	€ (4)
Purchased/sold for trading purposes			(7)	4	(4)
Purchased under staff share plans			(42)
Distributed under staff share plans			41
Purchased Share buyback programme			(3,482)	(1,721)	(1,604)
Cancelled Share buyback programme			2,701	2,124
Closing balance			€ (1,994)	€ (1,205)	€ (1,612)
Beginning balance, ordinary shares (in shares)			3,726,539,000	3,904,065,000	3,900,669,000
Issue of shares (in shares)			5,000	2,935,000	3,397,000
Share buyback programme (in shares)		121,300,000
Cancelled Share buyback programme (in shares)	(107,000,000)		(228,350,000)	(180,461,000)
Ending balance, ordinary shares (in shares)			3,498,194,000	3,726,539,000	3,904,065,000
Treasury shares
Disclosure of equity [Line Items]
Beginning balance, ordinary shares (in shares)			107,395,000	128,301,000	572,000
Issue of shares (in shares)			464,000	(312,000)	102,000
Purchased under staff share and stock option plans (in shares)			3,156,000
Distributed under staff share and stock option plans (in shares)			(3,106,000)
Share buyback programme (in shares)			275,013,000	159,866,000	127,628,000
Ending balance, ordinary shares (in shares)			154,571,000	107,395,000	128,301,000